STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of July 31, 2019 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
EVENT LINKED BONDS - 11.0%
Global - 4.7%
Earthquake - 0.2%
Acorn Re 2018-1 Class A
(3 Month Libor USD + 2.750%), 11/10/2021 (a)(b)(c)(d) (Cost: $6,413,000; Original Acquisition Date: 07/03/2018)	$6,413,000	$6,340,854
IBRD CAR 116
(3 Month Libor USD + 2.500%), 02/15/2021 (a)(b)(c)(d) (Cost: $3,711,412; Original Acquisition Date: 07/30/2019)	3,747,000	3,720,771

		10,061,625

Mortality/Longevity/Disease - 0.1%
IBRD CAR 111-Class A
(6 Month Libor USD + 6.900%), 07/15/2020 (a)(b)(c)(d) (Cost: $5,034,000; Original Acquisition Date: 06/28/2017)	5,034,000	5,039,286
IBRD CAR 112-Class B
(6 Month Libor USD + 11.500%), 07/15/2020 (a)(b)(c)(d) (Cost: $629,000; Original Acquisition Date: 06/28/2017)	629,000	257,890

		5,297,176

Multiperil - 3.5%
Atlas Capital UK 2019 PLC 2019-1
(3 Month Libor USD + 11.750%), 06/07/2023 (a)(b)(c)(d) (Cost: $4,564,000; Original Acquisition Date: 05/24/2019)	4,564,000	4,591,156
Atlas IX 2015-1
(3 Month Libor USD + 0.100%), 01/07/2021 (a)(b)(c)(d)(e)(f) (Cost: $8,339,566; Original Acquisition Date: 06/16/2017)	8,339,507	4,228,130
Atlas IX 2016-1
(3 Month Libor USD + 7.960%), 01/08/2020 (a)(b)(c)(d) (Cost: $14,968,579; Original Acquisition Date: 05/24/2017)	14,802,000	14,361,640
Galilei Re 2016-1 Class D1
(6 Month Libor USD + 5.600%), 01/08/2020 (a)(b)(c)(d) (Cost: $1,005,536; Original Acquisition Date: 05/21/2019)	1,015,000	1,008,961
Galilei Re 2016-1 Class E1
(6 Month Libor USD + 4.790%), 01/08/2020 (a)(b)(c)(d) (Cost: $1,510,384; Original Acquisition Date: 05/21/2019)	1,523,000	1,513,024
Galilei Re 2017-1 Class A-2
(6 Month Libor USD + 13.860%), 01/08/2021 (a)(b)(c)(d) (Cost: $5,250,000; Original Acquisition Date: 12/21/2016)	5,250,000	5,098,800
Galilei Re 2017-1 Class C-2
(6 Month Libor USD + 6.780%), 01/08/2021 (a)(b)(c)(d) (Cost: $16,000,000; Original Acquisition Date: 12/21/2016)	16,000,000	15,868,000
Galilei Re 2017-1 Class D-2
(6 Month Libor USD + 5.600%), 01/08/2021 (a)(b)(c)(d) (Cost: $8,000,000; Original Acquisition Date: 12/21/2016)	8,000,000	7,889,200
Galileo Re 2017-1 Class B
(3 Month Libor USD + 17.500%), 11/06/2020 (a)(b)(c)(d) (Cost: $1,676,000; Original Acquisition Date: 10/30/2017)	1,676,000	1,657,061
Kendall Re 2018-1 Class A
(3 Month Libor USD + 5.250%), 05/06/2021 (a)(b)(c)(d) (Cost: $5,201,405; Original Acquisition Date: 03/05/2019)	5,221,000	5,017,120
Kilimanjaro Re 2015-1 Class E
(T-Bill 3 Month + 6.750%), 12/06/2019 (a)(b)(c)(d) (Cost: $2,971,919; Original Acquisition Date: 05/06/2016)	2,966,000	2,933,374
Kilimanjaro Re II 2017-1 Class A-1
(6 Month Libor USD + 10.610%), 04/20/2021 (a)(b)(c)(d) (Cost: $13,834,000; Original Acquisition Date: 04/06/2017)	13,834,000	13,385,087
Kilimanjaro Re II 2017-1 Class B-1
(6 Month Libor USD + 7.910%), 04/20/2021 (a)(b)(c)(d) (Cost: $28,308,146; Original Acquisition Date: 07/06/2018)	28,259,000	27,902,937
Kilimanjaro Re II 2017-1 Class C-1
(6 Month Libor USD + 6.300%), 04/20/2021 (a)(b)(c)(d) (Cost: $19,013,899; Original Acquisition Date: 07/10/2018)	18,973,000	18,784,219

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of July 31, 2019 (Unaudited)

	PRINCIPAL AMOUNT		FAIR VALUE
Multiperil - 3.5% (continued)
Kilimanjaro Re II 2017-2 Class A-2
(6 Month Libor USD + 10.610%), 04/21/2022 (a)(b)(c)(d) (Cost: $5,929,000; Original Acquisition Date: 04/06/2017)		$5,929,000	$5,779,589
Kilimanjaro Re II 2017-2 Class B-2
(6 Month Libor USD + 7.910%), 04/21/2022 (a)(b)(c)(d) (Cost: $8,893,000; Original Acquisition Date: 04/06/2017)		8,893,000	8,770,721
Kilimanjaro Re II 2017-2 Class C-2
(6 Month Libor USD + 6.300%), 04/21/2022 (a)(b)(c)(d)(g) (Cost: $6,640,000; Original Acquisition Date: 04/06/2017)		6,640,000	6,568,620
Loma Re 2013-1 Class C
(T-Bill 3 Month + 0.500%), 10/08/2019 (a)(b)(c)(d)(f) (Cost: $1,739,000; Original Acquisition Date: 12/20/2013)		1,739,000	826,025
Northshore Re 2018-1 Class A
(3 Month Libor USD + 7.990%), 07/08/2022 (a)(b)(c)(d) (Cost: $4,309,790; Original Acquisition Date: 05/03/2019)		4,342,000	4,275,785
Northshore Re II 2019-1 Class A
(T-Bill 3 Month + 7.500%), 07/07/2023 (a)(b)(c)(d) (Cost: $3,905,000; Original Acquisition Date: 06/21/2019)		3,905,000	3,909,686
Queen Street Re XII
(6 Month Libor USD + 5.250%), 04/08/2020 (a)(b)(c)(d)(g) (Cost: $6,537,000; Original Acquisition Date: 05/13/2016)		6,537,000	6,510,852
Resilience Re Series 1711A
1.409%, 12/31/2020 (a)(d)(e)(f)(h) (Cost: $379,203; Original Acquisition Date: 02/06/2017)		25,000,000	182,707
Resilience Re Series 1741A
1.136%, 05/01/2020 (a)(d)(e)(f)(h) (Cost: $205,044; Original Acquisition Date: 04/10/2017)		75,000,000	66,467
Resilience Re Series 1841A
7.676%, 08/31/2019 (a)(d)(e)(f)(h) (Cost: $0; Original Acquisition Date: 04/04/2018)		15,000,000	114,314
Riverfront Re 2017-1 Class A
(T-Bill 3 Month + 4.910%), 01/15/2021 (a)(b)(c)(d) (Cost: $9,196,662; Original Acquisition Date: 04/19/2018)		9,212,000	8,896,028

			170,139,503

Other - 0.8%
Horse Capital I DAC Class A
(3 Month Euribor + 4.000%), 06/15/2020 (a)(b)(c)(d) (Cost: $6,052,186; Original Acquisition Date: 12/14/2016)	EUR	5,750,000	6,416,507
Horse Capital I DAC Class B
(3 Month Euribor + 6.250%), 06/15/2020 (a)(b)(c)(d) (Cost: $4,736,493; Original Acquisition Date: 12/14/2016)		4,500,000	5,040,046
Horse Capital I DAC Class C
(3 Month Euribor + 12.000%), 06/15/2020 (a)(b)(c)(d) (Cost: $16,292,416; Original Acquisition Date: 09/21/2017)		14,750,000	16,676,085
Operational Re
5.378%, 04/08/2021 (a)(c)(d)(e) (Cost: $10,043,897; Original Acquisition Date: 05/19/2016)	CHF	9,953,000	10,070,028

			38,202,666

Windstorm - 0.1%
IBRD CAR 114-Class B
(6 Month Libor USD + 9.300%), 12/20/2019 (a)(b)(c)(d) (Cost: $2,116,000; Original Acquisition Date: 07/24/2017)		$2,116,000	2,041,199
IBRD CAR 115-Class C
(6 Month Libor USD + 5.900%), 12/20/2019 (a)(b)(c)(d) (Cost: $1,481,000; Original Acquisition Date: 07/24/2017)		1,481,000	1,448,492

			3,489,691

			227,190,661

Japan - 0.4%
Earthquake - 0.3%
Kizuna Re II 2018-1 Class B
(T-Bill 3 Month + 2.500%), 04/11/2023 (a)(b)(c)(d) (Cost: $388,000; Original Acquisition Date: 03/16/2018)		388,000	384,101

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of July 31, 2019 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
Earthquake - 0.3% (continued)
Nakama Re 2014-2 Class 2
(T-Bill 3 Month + 2.875%), 01/16/2020 (a)(b)(c)(d)(g) (Cost: $821,700; Original Acquisition Date: 09/19/2017)	$819,000	$814,127
Nakama Re 2015-1 Class 2
(T-Bill 3 Month + 3.250%), 01/14/2021 (a)(b)(c)(d)(g) (Cost: $2,125,638; Original Acquisition Date: 05/03/2019)	2,132,000	2,129,868
Nakama Re 2016-1 Class 2
(6 Month Libor USD + 3.250%), 10/13/2021 (a)(b)(c)(d)(g) (Cost: $10,170,000; Original Acquisition Date: 09/21/2016)	10,170,000	10,068,300
Nakama Re 2018-1 Class 1
(3 Month Libor USD + 2.000%), 04/13/2023 (a)(b)(c)(d) (Cost: $1,728,304; Original Acquisition Date: 03/11/2019)	1,744,000	1,714,352
Nakama Re 2018-1 Class 2
(3 Month Libor USD + 3.000%), 04/13/2023 (a)(b)(c)(d) (Cost: $994,702; Original Acquisition Date: 05/02/2019)	1,009,000	994,369

		16,105,117

Windstorm - 0.1%
Aozora Re 2016-1 A
(6 Month Libor USD + 2.290%), 04/07/2020 (a)(b)(c)(d)(g) (Cost: $2,101,000; Original Acquisition Date: 03/23/2016)	2,101,000	2,071,481

		18,176,598

United States - 5.9%
Earthquake - 1.0%
Kilimanjaro Re 2014-2 Class C
(T-Bill 3 Month + 3.750%), 11/25/2019 (a)(b)(c)(d)(g) (Cost: $5,886,189; Original Acquisition Date: 05/03/2019)	5,899,000	5,854,168
Merna Re 2018-1 Class A
(T-Bill 3 Month + 2.000%), 04/08/2021 (a)(b)(c)(d) (Cost: $4,007,000; Original Acquisition Date: 03/26/2018)	4,007,000	3,987,366
Ursa Re 2016-1 Class A
(3 Month Libor USD + 4.000%), 12/10/2019 (a)(b)(c)(d)(g) (Cost: $12,157,424; Original Acquisition Date: 07/23/2018)	12,152,000	12,030,480
Ursa Re 2017-1 Class B
(3 Month Libor USD + 3.500%), 05/27/2020 (a)(b)(c)(d)(g) (Cost: $8,725,777; Original Acquisition Date: 09/20/2017)	8,723,000	8,645,365
Ursa Re 2017-1 Class E
(3 Month Libor USD + 6.000%), 05/27/2020 (a)(b)(c)(d) (Cost: $4,163,000; Original Acquisition Date: 05/10/2017)	4,163,000	4,117,207
Ursa Re 2018-1 Class D
(T-Bill 3 Month + 5.100%), 09/24/2021 (a)(b)(c)(d) (Cost: $12,708,000; Original Acquisition Date: 09/07/2018)	12,708,000	12,374,415

		47,009,001

Multiperil - 3.5%
Armor Re II 2018-1 Class A
(T-Bill 3 Month + 3.840%), 06/08/2020 (a)(b)(c)(d) (Cost: $2,136,000; Original Acquisition Date: 04/10/2018)	2,136,000	2,094,775
Armor Re II 2019-1 Class A
(T-Bill 3 Month + 5.900%), 06/08/2022 (a)(b)(c)(d) (Cost: $3,411,000; Original Acquisition Date: 05/09/2019)	3,411,000	3,383,883
Bowline 2018-1 Class A
(T-Bill 3 Month + 4.500%), 05/23/2022 (a)(b)(c)(d) (Cost: $6,294,000; Original Acquisition Date: 05/10/2018)	6,294,000	6,115,250
Bowline Re 2019-1 Class A
(T-Bill 3 Month + 4.750%), 03/20/2023 (a)(b)(c)(d) (Cost: $3,983,000; Original Acquisition Date: 03/08/2019)	3,983,000	3,948,547
Bowline Re 2019-1 Class B
(T-Bill 3 Month + 8.500%), 03/20/2023 (a)(b)(c)(d) (Cost: $3,236,000; Original Acquisition Date: 03/08/2019)	3,236,000	3,204,449
Buffalo Re 2017-1 Class A
(6 Month Libor USD + 3.420%), 04/07/2020 (a)(b)(c)(d) (Cost: $2,636,793; Original Acquisition Date: 08/15/2017)	2,636,000	2,555,997
Buffalo Re 2017-1 Class B
(6 Month Libor USD + 7.170%), 04/07/2020 (a)(b)(c)(d) (Cost: $3,000,000; Original Acquisition Date: 03/07/2017)	3,000,000	2,872,500

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of July 31, 2019 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 3.5% (continued)
Caelus 2018-1 Class A
(T-Bill 3 Month + 3.930%), 06/07/2021 (a)(b)(c)(d) (Cost: $2,681,000; Original Acquisition Date: 05/04/2018)	$2,681,000	$2,513,437
Caelus 2018-1 Class B
(T-Bill 3 Month + 4.640%), 06/07/2021 (a)(b)(c)(d) (Cost: $1,743,791; Original Acquisition Date: 07/24/2018)	1,745,000	1,618,487
Caelus 2018-1 Class C
(T-Bill 3 Month + 7.820%), 06/07/2021 (a)(b)(c)(d) (Cost: $3,218,000; Original Acquisition Date: 05/04/2018)	3,218,000	2,622,670
Caelus 2018-1 Class D
(T-Bill 3 Month + 10.900%), 06/07/2021 (a)(b)(c)(d)(f) (Cost: $536,000; Original Acquisition Date: 05/04/2018)	536,000	321,600
Caelus Re IV 2016-1 Class A
(T-Bill 3 Month + 5.250%), 03/06/2020 (a)(b)(c)(d) (Cost: $20,609,476; Original Acquisition Date: 07/11/2017)	20,605,000	20,404,101
Caelus Re V 2017-1 Class B
(T-Bill 3 Month + 0.500%), 06/05/2020 (a)(b)(c)(d) (Cost: $4,953,000; Original Acquisition Date: 04/27/2017)	4,953,000	1,485,900
Caelus Re V 2017-1 Class C
(T-Bill 3 Month + 0.500%), 06/05/2020 (a)(b)(c)(d)(f) (Cost: $3,170,000; Original Acquisition Date: 04/27/2017)	3,170,000	159
Caelus Re V 2017-1 Class D
(T-Bill 3 Month + 0.005%), 06/05/2020 (a)(b)(c)(d)(f) (Cost: $3,170,000; Original Acquisition Date: 04/27/2017)	3,170,000	159
East Lane Re VI 2015-1 Class A
(T-Bill 3 Month + 3.390%), 03/13/2020 (a)(b)(c)(d) (Cost: $13,213,000; Original Acquisition Date: 03/02/2015)	13,213,000	13,213,661
Espada Reinsurance 2016-1 Class 20
(3 Month Libor USD + 5.700%), 06/06/2020 (a)(b)(c)(d) (Cost: $3,215,000; Original Acquisition Date: 02/12/2016)	3,215,000	2,572,000
Fortius Re 2017-1
(6 Month Libor USD + 3.420%), 07/07/2021 (a)(b)(c)(d) (Cost: $740,000; Original Acquisition Date: 07/14/2017)	740,000	708,920
Kilimanjaro Re 2018-1 Class A-1
(3 Month Libor USD + 13.610%), 05/05/2023 (a)(b)(c)(d) (Cost: $1,203,000; Original Acquisition Date: 04/18/2018)	1,203,000	1,153,256
Kilimanjaro Re 2018-1 Class B-1
(3 Month Libor USD + 4.940%), 05/06/2022 (a)(b)(c)(d) (Cost: $4,945,000; Original Acquisition Date: 04/18/2018)	4,945,000	4,798,628
Kilimanjaro Re 2018-2 Class A-2
(3 Month Libor USD + 13.610%), 05/05/2023 (a)(b)(c)(d) (Cost: $1,203,000; Original Acquisition Date: 04/18/2018)	1,203,000	1,138,339
Kilimanjaro Re 2018-2 Class B-2
(3 Month Libor USD + 4.940%), 05/05/2023 (a)(b)(c)(d) (Cost: $4,945,000; Original Acquisition Date: 04/18/2018)	4,945,000	4,782,309
Long Point Re III 2018-1 Class A
(T-Bill 3 Month + 2.750%), 06/01/2022 (a)(b)(c)(d) (Cost: $2,664,747; Original Acquisition Date: 10/04/2018)	2,654,000	2,622,152
Northshore Re II 2017-1 Class A
(T-Bill 3 Month + 7.530%), 07/06/2020 (a)(b)(c)(d) (Cost: $14,289,985; Original Acquisition Date: 06/12/2019)	14,317,000	14,213,202
Residential Re 2014-I Class 10
(T-Bill 3 Month + 0.500%), 09/06/2019 (a)(b)(c)(d)(f) (Cost: $10,338,000; Original Acquisition Date: 05/22/2014)	10,338,000	2,585
Residential Re 2015-I Class 10
(T-Bill 3 Month + 10.970%), 09/06/2019 (a)(b)(c)(d)(e)(f) (Cost: $8,197,000; Original Acquisition Date: 05/21/2015)	8,197,000	335,257
Residential Re 2015-I Class 11
(T-Bill 3 Month + 5.960%), 09/06/2019 (a)(b)(c)(d) (Cost: $4,457,500; Original Acquisition Date: 05/21/2015)	4,457,500	2,171,917
Residential Re 2016-I Class 10
(T-Bill 3 Month + 0.500%), 06/06/2023 (a)(b)(c)(d)(f) (Cost: $4,609,000; Original Acquisition Date: 04/28/2016)	4,609,000	126,747
Residential Re 2016-I Class 11
(T-Bill 3 Month + 5.030%), 06/06/2022 (a)(b)(c)(d) (Cost: $5,926,000; Original Acquisition Date: 04/28/2016)	5,926,000	3,566,267
Residential Re 2016-II Class 3
(T-Bill 3 Month + 5.430%), 12/06/2023 (a)(b)(c)(d) (Cost: $1,500,000; Original Acquisition Date: 11/03/2016)	1,500,000	1,457,325

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of July 31, 2019 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 3.5% (continued)
Residential Re 2016-II Class 4
(T-Bill 3 Month + 3.970%), 12/06/2023 (a)(b)(c)(d) (Cost: $1,250,000; Original Acquisition Date: 11/03/2016)	$1,250,000	$1,219,563
Residential Re 2017-I Class 11
(T-Bill 3 Month + 5.050%), 06/06/2024 (a)(b)(c)(d) (Cost: $6,731,000; Original Acquisition Date: 04/19/2017)	6,731,000	3,836,670
Residential Re 2018-I Class 13
(T-Bill 3 Month + 3.250%), 06/06/2025 (a)(b)(c)(d) (Cost: $7,103,000; Original Acquisition Date: 04/30/2018)	7,103,000	6,860,077
Residential Re 2019-I Class 12
(T-Bill 3 Month + 8.250%), 06/06/2023 (a)(b)(c)(d) (Cost: $505,000; Original Acquisition Date: 05/08/2019)	505,000	501,389
Residential Re 2019-I Class 13
(T-Bill 3 Month + 4.500%), 06/06/2023 (a)(b)(c)(d) (Cost: $758,000; Original Acquisition Date: 05/08/2019)	758,000	753,111
Sanders Re 2017-1 Class A
(6 Month Libor USD + 2.990%), 12/06/2021 (a)(b)(c)(d) (Cost: $1,364,971; Original Acquisition Date: 03/05/2019)	1,373,000	1,337,027
Sanders Re 2017-2 Class A
(6 Month Libor USD + 3.140%), 06/05/2020 (a)(b)(c)(d)(g) (Cost: $12,608,000; Original Acquisition Date: 05/24/2017)	12,608,000	12,440,944
Sanders Re 2018-1 Class A
(T-Bill 3 Month + 5.500%), 04/07/2022 (a)(b)(c)(d) (Cost: $9,019,379; Original Acquisition Date: 07/25/2019)	9,078,000	8,835,164
Skyline Re 2017-1 Class 2
(T-Bill 3 Month + 12.000%), 06/06/2020 (a)(b)(c)(d)(e)(f) (Cost: $8,000,000; Original Acquisition Date: 02/02/2017)	8,000,000	7,920,000
Spectrum Capital Ltd. 2017-1 A
(6 Month Libor USD + 5.750%), 06/08/2021 (a)(b)(c)(d) (Cost: $2,343,000; Original Acquisition Date: 06/13/2017)	2,343,000	2,272,007
Spectrum Capital Ltd. 2017-1 B
(6 Month Libor USD + 3.500%), 06/08/2021 (a)(b)(c)(d)(g) (Cost: $12,097,000; Original Acquisition Date: 06/13/2017)	12,097,000	11,952,441
Tailwind Re 2017-1 Class B
(T-Bill 3 Month + 8.630%), 01/08/2022 (a)(b)(c)(d) (Cost: $1,041,048; Original Acquisition Date: 06/11/2019)	1,050,000	1,040,288
Torrey Pines Re 2017-1 Class B
(6 Month Libor USD + 3.800%), 06/09/2020 (a)(b)(c)(d) (Cost: $4,786,162; Original Acquisition Date: 07/06/2018)	4,782,000	4,737,767
Torrey Pines Re 2017-1 Class C
(6 Month Libor USD + 6.690%), 06/09/2020 (a)(b)(c)(d) (Cost: $1,783,000; Original Acquisition Date: 04/27/2017)	1,783,000	1,761,426

		171,472,353

Windstorm - 1.4%
Alamo Re 2017-1 Class A
(T-Bill 3 Month + 3.810%), 06/08/2020 (a)(b)(c)(d)(g) (Cost: $16,254,543; Original Acquisition Date: 09/13/2018)	16,242,000	16,172,971
Alamo Re 2018-1 Class A
(3 Month Libor USD + 3.480%), 06/07/2024 (a)(b)(c)(d) (Cost: $4,487,484; Original Acquisition Date: 03/26/2019)	4,506,000	4,417,682
Alamo Re 2019-1 Class A
(3 Month Libor USD + 4.500%), 06/08/2022 (a)(b)(c)(d) (Cost: $2,792,000; Original Acquisition Date: 05/21/2019)	2,792,000	2,783,205
Bonanza Re 2016-1 Class A
(6 Month Libor USD + 3.370%), 12/31/2019 (a)(b)(c)(d) (Cost: $1,522,000; Original Acquisition Date: 11/28/2016)	1,522,000	1,474,057
Bonanza Re 2016-1 Class B
(6 Month Libor USD + 4.370%), 12/31/2019 (a)(b)(c)(d) (Cost: $2,054,000; Original Acquisition Date: 11/28/2016)	2,054,000	1,990,840
Cape Lookout Re 2019-1 Class A
(3 Month Libor USD + 4.250%), 02/25/2022 (a)(b)(c)(d) (Cost: $11,795,000; Original Acquisition Date: 02/11/2019)	11,795,000	11,571,485
Cape Lookout Re 2019-2 Class A
(3 Month Libor USD + 6.750%), 05/09/2022 (a)(b)(c)(d) (Cost: $2,560,000; Original Acquisition Date: 06/14/2019)	2,560,000	2,568,576

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of July 31, 2019 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
Windstorm - 1.4% (continued)
Citrus Re 2015-1 Class B
(T-Bill 3 Month + 0.500%), 04/09/2020 (a)(b)(c)(d)(e)(f) (Cost: $323,957; Original Acquisition Date: 04/01/2015)	$323,957	$87,614
Citrus Re 2016-1 Class D-50
(T-Bill 3 Month + 7.850%), 02/25/2021 (a)(b)(c)(d)(e)(f) (Cost: $6,637,209; Original Acquisition Date: 02/19/2016)	6,637,209	2,201,894
Citrus Re 2017-1 Class A
(6 Month Libor USD + 5.310%), 03/18/2020 (a)(b)(c)(d)(e)(f) (Cost: $1,912,549; Original Acquisition Date: 03/06/2017)	1,912,549	416,171
Everglades Re II 2017-1 Class A
(T-Bill 3 Month + 5.230%), 05/08/2020 (a)(b)(c)(d)(g) (Cost: $9,084,519; Original Acquisition Date: 07/10/2018)	9,084,000	8,895,507
Everglades Re II 2018-1 A
(T-Bill 3 Month + 5.050%), 05/04/2021 (a)(b)(c)(d) (Cost: $8,030,000; Original Acquisition Date: 05/09/2018)	8,030,000	7,907,141
First Coast Re 2019-1 Class A
(T-Bill 3 Month + 5.250%), 06/07/2023 (a)(b)(c)(d) (Cost: $506,000; Original Acquisition Date: 05/16/2019)	506,000	499,852
Manatee Re II 2018-1 Class A
(T-Bill 3 Month + 4.390%), 06/07/2021 (a)(b)(c)(d) (Cost: $2,504,000; Original Acquisition Date: 03/22/2018)	2,504,000	2,451,416
Manatee Re II 2018-1 Class B
(T-Bill 3 Month + 8.340%), 06/07/2021 (a)(b)(c)(d) (Cost: $1,450,000; Original Acquisition Date: 03/22/2018)	1,450,000	1,391,275
Manatee Re III 2019-1 Class B
(T-Bill 3 Month + 9.500%), 06/07/2022 (a)(b)(c)(d) (Cost: $507,000; Original Acquisition Date: 05/23/2019)	507,000	501,702
Matterhorn Re SR2019-1 Class A
6.165%, 12/07/2020 (a)(c)(d)(h) (Cost: $5,164,808; Original Acquisition Date: 06/14/2019)	5,608,000	5,159,360

		70,490,748

		288,972,102

TOTAL EVENT LINKED BONDS (Cost $594,062,195)		534,339,361

PARTICIPATION NOTES - 4.6%
Global - 4.6%
Multiperil - 4.6%
Alturas Re 2019-1 Class A
03/10/2023 (a)(c)(d)(e)(i) (Cost: $5,000,000; Original Acquisition Date: 12/20/2018)	5,000,000	5,235,250
Eden Re II 2018-1 Class A
03/22/2022 (a)(c)(d)(e)(f)(i) (Cost: $235,893; Original Acquisition Date: 12/15/2017)	235,893	644,350
Eden Re II 2018-1 Class B
03/22/2022 (a)(c)(d)(e)(f)(i) (Cost: $2,481,440; Original Acquisition Date: 12/27/2017)	2,481,440	8,201,619
Eden Re II 2019-1 Class B
03/22/2023 (a)(c)(d)(e)(f)(i) (Cost: $60,000,000; Original Acquisition Date: 12/19/2018)	60,000,000	63,953,976
Limestone Re 2016-1
08/31/2021 (a)(d)(e)(f)(i) (Cost: $756,972; Original Acquisition Date: 09/12/2017)	782,000	2,117,937
Limestone Re 2018-1 A
03/01/2022 (a)(c)(d)(e)(f)(i) (Cost: $305,000; Original Acquisition Date: 06/20/2018)	305,000	1,098,976
Limestone Re 2019-1 B
09/09/2022 (a)(c)(d)(e)(i) (Cost: $5,756,000; Original Acquisition Date: 12/24/2018)	5,756,000	5,979,333
Limestone Re 2019-2 B
03/01/2023 (a)(c)(d)(e)(f)(i) (Cost: $10,278,000; Original Acquisition Date: 06/25/2019)	10,278,000	10,298,556
Sector Re V Series 7 Class C
12/01/2022 (a)(d)(e)(i) (Cost: $10,928,581; Original Acquisition Date: 12/04/2017)	10,928,581	5,325,804
Sector Re V Series 7 Class F
03/01/2022 (a)(d)(e)(i) (Cost: $2,624,279; Original Acquisition Date: 04/24/2017)	2,624,279	1,888,801
Sector Re V Series 7 Class G
03/01/2022 (a)(d)(e)(i) (Cost: $7,384,493; Original Acquisition Date: 06/18/2019)	7,384,493	5,305,000
Sector Re V Series 8 Class A
03/01/2023 (a)(d)(e)(i) (Cost: $6,570,427; Original Acquisition Date: 04/24/2018)	6,570,427	3,730,051

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of July 31, 2019 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 4.6% (continued)
Sector Re V Series 8 Class B
03/01/2023 (a)(d)(e)(i) (Cost: $5,265,283; Original Acquisition Date: 04/24/2018)	$5,265,283	$2,983,506
Sector Re V Series 8 Class C
12/01/2023 (a)(d)(e)(i) (Cost: $12,000,000; Original Acquisition Date: 12/05/2018)	12,000,000	12,697,341
Sector Re V Series 8 Class D
12/01/2023 (a)(d)(e)(i) (Cost: $8,000,000; Original Acquisition Date: 12/07/2018)	8,000,000	8,464,894
Sector Re V Series 8 Class F
03/01/2023 (a)(d)(e)(i) (Cost: $111,948; Original Acquisition Date: 04/24/2018)	111,948	5,880,340
Sector Re V Series 8 Class G
03/01/2023 (a)(d)(e)(i) (Cost: $143,405; Original Acquisition Date: 04/24/2018)	143,405	5,401,661
Sector Re V Series 9 Class A
03/01/2023 (a)(d)(e)(i) (Cost: $11,404,247; Original Acquisition Date: 04/24/2019)	11,404,247	11,857,349
Sector Re V Series 9 Class B
03/01/2023 (a)(d)(e)(i) (Cost: $6,372,639; Original Acquisition Date: 04/24/2019)	6,372,639	6,624,574
Sector Re V Series 9 Class G
03/01/2023 (a)(d)(e)(i) (Cost: $11,170,004; Original Acquisition Date: 04/24/2019)	11,170,004	11,415,011
Silverton Re 2017-1
09/16/2019 (a)(d)(e)(f)(i) (Cost: $5,270,192; Original Acquisition Date: 12/15/2016)	5,120,292	522,815
Versutus 2017 A-5
12/31/2019 (a)(d)(e)(f)(i) (Cost: $1,917,360; Original Acquisition Date: 12/28/2016)	1,917,360	212,220
Versutus 2018 A-5
12/31/2020 (a)(d)(e)(f)(i) (Cost: $1,403,914; Original Acquisition Date: 12/15/2017)	1,221,938	13,276
Versutus 2019-B
12/31/2022 (a)(d)(e)(f)(i) (Cost: $35,000,000; Original Acquisition Date: 12/21/2018)	35,000,000	37,021,882
Williamsburg (Horseshoe Re)
08/31/2021 (a)(d)(e)(f)(i) (Cost: $3,520,727; Original Acquisition Date: 12/15/2016)	3,518,000	9,528,009

TOTAL PARTICIPATION NOTES (Cost $213,900,803)		226,402,531

	SHARES	FAIR VALUE
PREFERENCE SHARES - 68.2%
Global - 66.7%
Marine/Energy - 0.0% (j)
Kauai (Artex Segregated Account Company) (a)(d)(e)(f)(i) (Cost: $30,566,419; Original Acquisition Date: 01/07/2016)	51,394	1,080,042

Multiperil - 66.7%
Altair Re V (a)(d)(e)(f)(i) (Cost: $19,028,677; Original Acquisition Date: 04/24/2017)	19,318	532,314
Altiplano (Mt. Logan Re) (a)(d)(e)(i) (Cost: $33,500,000; Original Acquisition Date: 06/01/2018)	33,500	36,450,616
Arenal (Artex Segregated Account Company) (a)(d)(e)(f)(i) (Cost: $103,991,033; Original Acquisition Date: 12/22/2017)	165,450	80,911,172
Axis Ventures Re Cell 0006 (a)(d)(e)(f)(i) (Cost: $343,265,916; Original Acquisition Date: 01/11/2018)	3,283,301	354,996,824
Axis Ventures Re Cell 0007 (a)(d)(e)(f)(i) (Cost: $230,917,000; Original Acquisition Date: 01/25/2017)	2,309,170	208,195,580
Baldwin (Horseshoe Re) (a)(d)(e)(f)(i) (Cost: $97,386,620; Original Acquisition Date: 01/22/2019)	1,328,746	70,851,750
Biscayne (Artex Segregated Account Company) (a)(d)(e)(f)(i) (Cost: $42,481,718; Original Acquisition Date: 12/26/2014)	46,979	48,634,872
Bowery (Artex Segregated Account Company) (a)(d)(e)(f)(i) (Cost: $200,075,000; Original Acquisition Date: 09/29/2017)	200,075	156,541,657
Cardinal Re 2015-1 (a)(d)(e)(f)(i) (Cost: $82,493,681; Original Acquisition Date: 12/30/2015)	149	81,020,260
Carlsbad 2 (Artex Segregated Account Company) (a)(d)(e)(f)(i) (Cost: $4,501,920; Original Acquisition Date: 12/22/2016)	190,319	19,551,836
Cumberland (Artex Segregated Account Company) (a)(d)(e)(f)(i) (Cost: $29,918,817; Original Acquisition Date: 09/15/2017)	28,898	19,010,296
Cypress (Horseshoe Re) (a)(d)(e)(f)(i) (Cost: $106,557,723; Original Acquisition Date: 05/31/2017)	125,090,500	96,749,746
Edmund 2 (Mt. Logan Re) (a)(d)(e)(i) (Cost: $72,272,746; Original Acquisition Date: 10/31/2017)	72,273	60,316,210
Emerald Lake (Artex Segregated Account Company) (a)(d)(e)(f)(i) (Cost: $255,054,145; Original Acquisition Date: 12/17/2018)	504,899	209,197,374
Florblanca (Artex Segregated Account Company) (a)(d)(e)(f)(i) (Cost: $65,668,586; Original Acquisition Date: 12/21/2017)	77,550	64,376,625
Freeport (Horseshoe Re) (a)(d)(e)(f)(i) (Cost: $75,071,800; Original Acquisition Date: 04/04/2018)	750,718	41,312,297
Greenpoint (Artex Segregated Account Company) (a)(d)(e)(f)(i) (Cost: $0; Original Acquisition Date: 11/01/2018)	61,148	345,768
Harambee Re 2017 (a)(d)(f)(e)(i) (Cost: $466,812; Original Acquisition Date: 12/20/2016)	1,007,939	435,156
Harambee Re 2018 (a)(d)(f)(e)(i) (Cost: $10,547,864; Original Acquisition Date: 12/15/2017)	10,547,864	4,905,136
Harambee Re 2019 (a)(d)(f)(e)(i) (Cost: $36,963,953; Original Acquisition Date: 12/21/2018)	36,963,953	39,150,814

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of July 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Multiperil - 66.7% (continued)
Hatteras (Artex Segregated Account Company) (a)(d)(e)(f)(i) (Cost: $79,779,874; Original Acquisition Date: 04/11/2019)	77,632	$59,215,848
Hudson Alexander (Mt. Logan Re) (a)(d)(e)(i) (Cost: $40,000,000; Original Acquisition Date: 01/02/2014)	40,000	39,589,552
Hudson Charles (Mt. Logan Re) (a)(d)(e)(i) (Cost: $33,802,339; Original Acquisition Date: 01/13/2017)	33,802	31,167,626
Hudson Charles 2 (Mt. Logan Re) (a)(d)(e)(i) (Cost: $33,965,500; Original Acquisition Date: 03/31/2017)	33,966	29,737,678
Hudson Charles 3 (Mt. Logan Re) (a)(d)(e)(i) (Cost: $14,650,000; Original Acquisition Date: 06/19/2014)	14,650	12,532,180
Hudson Charles 4 (Mt. Logan Re) (a)(d)(e)(i) (Cost: $19,500,000; Original Acquisition Date: 02/07/2018)	19,500	19,420,407
Hudson Paul (Mt. Logan Re) (a)(d)(e)(i) (Cost: $30,000,000; Original Acquisition Date: 01/02/2014)	30,000	27,111,426
Hudson Paul 3 (Mt. Logan Re) (a)(d)(e)(i) (Cost: $37,500,000; Original Acquisition Date: 03/31/2017)	37,500	32,619,244
Hudson Paul 4 (Mt. Logan Re) (a)(d)(e)(i) (Cost: $2,800,000; Original Acquisition Date: 02/07/2018)	2,800	2,596,122
Iseo (Artex Segregated Account Company) (a)(d)(e)(f)(i) (Cost: $0; Original Acquisition Date: 09/08/2017)	183,543	4,813,269
Kensington (Horseshoe Re) (a)(d)(e)(f)(i) (Cost: $26,240,851; Original Acquisition Date: 08/16/2018)	362,101	44,484,086
Latigo (Artex Segregated Account Company) (a)(d)(e)(f)(i) (Cost: $108,423,863; Original Acquisition Date: 11/01/2018)	473	92,276,622
Lorimer (Horseshoe Re) (a)(d)(e)(f)(i) (Cost: $50,152,800; Original Acquisition Date: 01/03/2019)	501,528	56,539,927
LRe 2017 (Lorenz Re Ltd.) (a)(d)(e)(f)(i) (Cost: $172,251; Original Acquisition Date: 04/04/2017)	7,657	997,681
LRe 2018 (Lorenz Re Ltd.) (a)(d)(e)(f)(i) (Cost: $8,350,102; Original Acquisition Date: 07/10/2018)	139,577	9,752,246
LRe 2019 (Lorenz Re Ltd.) (a)(d)(e)(f)(i) (Cost: $5,500,000; Original Acquisition Date: 07/30/2019)	55,000	5,551,044
Mackinac (Artex Segregated Account Company) (a)(d)(e)(f)(i) (Cost: $51,148,294; Original Acquisition Date: 01/09/2018)	55,584	58,670,736
Madison (Artex Segregated Account Company) (a)(d)(e)(f)(i) (Cost: $72,670,038; Original Acquisition Date: 01/10/2018)	75,262	67,684,903
Malibu (Horseshoe Re) (a)(d)(e)(f)(i) (Cost: $14,718,603; Original Acquisition Date: 11/08/2017)	14,718,603	10,398,943
Mohonk (Artex Segregated Account Company) (a)(d)(e)(f)(i) (Cost: $77,159,598; Original Acquisition Date: 04/11/2019)	103	69,685,068
Mojave (Mt. Logan Re) (a)(d)(e)(i) (Cost: $42,293,321; Original Acquisition Date: 01/13/2017)	42,293	34,855,047
Mojave 2 (Mt. Logan Re) (a)(d)(e)(i) (Cost: $28,195,548; Original Acquisition Date: 01/13/2017)	28,196	23,236,698
Mulholland (Artex Segregated Account Company) (a)(d)(e)(f)(i) (Cost: $12,721,287; Original Acquisition Date: 12/31/2015)	114	90,386
Pelham (Horseshoe Re) (a)(d)(e)(f)(i) (Cost: $30,402,785; Original Acquisition Date: 04/25/2018)	358,215	7,486,652
Peregrine DRF (a)(d)(e)(f)(i) (Cost: $60,663,534; Original Acquisition Date: 12/22/2017)	7,124,652	46,296,343
Peregrine LCA (a)(d)(e)(f)(i) (Cost: $191,403,258; Original Acquisition Date: 06/07/2019)	20,312,345	173,542,643
Pranamar (Artex Segregated Account Company) (a)(d)(e)(f)(i) (Cost: $284,373; Original Acquisition Date: 11/01/2018)	70,620	1,718,337
Revelstoke (Artex Segregated Account Company) (a)(d)(e)(f)(i) (Cost: $0; Original Acquisition Date: 01/19/2016)	15,350	375,103
Rondout (Artex Segregated Account Company) (a)(d)(e)(f)(i) (Cost: $187,610,512; Original Acquisition Date: 07/15/2019)	184,131	160,699,534
Skytop (Artex Segregated Account Company) (a)(d)(e)(f)(i) (Cost: $12,266,642; Original Acquisition Date: 01/09/2014)	210	27,231,067
SR0001 (Horseshoe Re) (a)(d)(e)(f)(i) (Cost: $0; Original Acquisition Date: 06/28/2016)	1,757	574,955
St. Kevins (Artex Segregated Account Company) (a)(d)(e)(f)(i) (Cost: $26,701,306; Original Acquisition Date: 06/27/2018)	42,944	12,118,943
Sugarloaf (Artex Segregated Account Company) (a)(d)(e)(i) (Cost: $3,233,000; Original Acquisition Date: 01/12/2016)	19,288	—
Sussex (a)(d)(e)(f)(i) (Cost: $29,504,560; Original Acquisition Date: 12/22/2017)	35,000	29,711,397
Sussex Designated Investment Series (a)(d)(e)(f)(i) (Cost: $4,798,960; Original Acquisition Date: 01/22/2019)	4,790	2,976,701
Sussex Designated Investment Series May 2019 (a)(d)(e)(f)(i) (Cost: $1,378,482; Original Acquisition Date: 06/20/2019)	1,378	1,362,512
Sutton (Artex Segregated Account Company) (a)(d)(e)(f)(i) (Cost: $33,026,020; Original Acquisition Date: 03/24/2017)	42,693	522,995
Tallgrass (Mt. Logan Re) (a)(d)(e)(i) (Cost: $37,500,000; Original Acquisition Date: 12/30/2014)	37,500	37,659,173

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of July 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Multiperil - 66.7% (continued)
Tallgrass 2 (Mt. Logan Re) (a)(d)(e)(i) (Cost: $1,300,000; Original Acquisition Date: 02/07/2018)	1,300	$1,317,913
Thopas Re 2018 (a)(d)(e)(f)(i) (Cost: $13,987,580; Original Acquisition Date: 12/08/2017)	139,876	2,929,169
Thopas Re 2019 (a)(d)(e)(f)(i) (Cost: $12,700,000; Original Acquisition Date: 12/21/2018)	127,000	13,824,567
Turing Re 2017-1 (a)(d)(e)(f)(i) (Cost: $33,926,185; Original Acquisition Date: 05/23/2017)	400,000	9,033,848
Twin Lakes (Artex Segregated Account Company) (a)(d)(e)(f)(i) (Cost: $37,630,895; Original Acquisition Date: 12/28/2017)	86,107	37,786,916
Viribus Re 2018 (a)(d)(e)(f)(i) (Cost: $4,031,227; Original Acquisition Date: 12/22/2017)	6,050,000	2,064,805
Viribus Re 2019 (a)(d)(e)(f)(i) (Cost: $3,950,000; Original Acquisition Date: 12/26/2018)	3,852,711	4,450,606
Windsor (Horseshoe Re) (a)(d)(e)(f)(i) (Cost: $123,020,400; Original Acquisition Date: 12/29/2017)	1,230,204	149,273,726
Yellowstone (Artex Segregated Account Company) (a)(d)(e)(f)(i) (Cost: $0; Original Acquisition Date: 01/08/2014)	100	132,856
Yoho (Artex Segregated Account Company) (a)(d)(e)(f)(i) (Cost: $124,806,399; Original Acquisition Date: 04/13/2018)	260,742	93,878,346
Yorkville (Artex Segregated Account Company) (a)(d)(e)(i) (Cost: $100,097,000; Original Acquisition Date: 05/31/2019)	100,097	101,872,402

		3,245,354,551

		3,246,434,593

United States - 1.5%
Multiperil - 0.7%
Peregrine PIF (a)(d)(e)(f)(i) (Cost: $47,563,563; Original Acquisition Date: 12/14/2017)	5,485,036	20,148,084
SR0005 (Horseshoe Re) (a)(d)(e)(f)(i) (Cost: $6,773,685; Original Acquisition Date: 04/15/2016)	6,966,774	369,107
Yosemite (Horseshoe Re) (a)(d)(e)(f)(i) (Cost: $11,964,100; Original Acquisition Date: 10/18/2018)	162,602	12,237,469

		32,754,660

Windstorm - 0.8%
Hermosa (Mt. Logan Re) (a)(d)(e)(i) (Cost: $43,551,601; Original Acquisition Date: 04/29/2016)	43,552	20,150,089
Hermosa 2 (Mt. Logan Re) (a)(d)(e)(i) (Cost: $28,598,631; Original Acquisition Date: 07/24/2018)	29,415	20,439,477
SR0006 (Horseshoe Re) (a)(d)(e)(f)(i) (Cost: $2,520,649; Original Acquisition Date: 08/09/2016)	39,381,541	202,106

		40,791,672

		73,546,332

TOTAL PREFERENCE SHARES (Cost $3,845,670,048)		3,319,980,925

PRIVATE FUND UNITS - 3.5%
Global - 3.5%
Multiperil - 3.5%
Aeolus Property Catastrophe J17 Keystone Fund (a)(d)(e)(f)(i) (Cost: $45,611,244; Original Acquisition Date: 01/20/2017)	52,137	37,125,210
Aeolus Property Catastrophe J18 Keystone Fund (a)(d)(e)(f)(i) (Cost: $66,177,106; Original Acquisition Date: 02/20/2018)	66,167	58,247,621
Aeolus Property Catastrophe J19 Keystone Fund (a)(d)(e)(f)(i) (Cost: $35,999,218; Original Acquisition Date: 01/14/2019)	35,999	38,590,610
Aeolus Property Catastrophe MY17 Keystone Fund (a)(d)(e)(f)(i) (Cost: $14,092,760; Original Acquisition Date: 07/06/2017)	14,093	9,195,783
Aeolus Property Catastrophe MY18 Keystone Fund (a)(d)(e)(f)(i) (Cost: $26,367,456; Original Acquisition Date: 07/17/2018)	26,367	26,557,093

TOTAL PRIVATE FUND UNITS (Cost $188,247,784)		169,716,317

LIMITED LIABILITY PARTNERSHIP - 0.0%
Operating Companies - 0.0%
Point Dume LLP (f)(i)		—

TOTAL LIMITED LIABILITY PARTNERSHIP (Cost $9,960,399)		—

SHORT-TERM INVESTMENTS - 8.9%
Money Market Fund - 6.9%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 2.19% (k)	102,881,021	102,881,021
First American Government Obligations Fund - Class Z - 2.24% (k)	599,939	599,939
First American Treasury Obligations Fund - Class Z - 2.20% (k)	599,939	599,939
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 2.21% (k)	103,504,215	103,504,215
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 2.15% (k)	599,938	599,938
Vanguard Treasury Money Market Fund - 2.15% (k)	127,032,051	127,032,051

		335,217,103

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of July 31, 2019 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 2.0%
2.053%, 11/21/2019 (l)	$100,000,000	$99,367,874

TOTAL SHORT-TERM INVESTMENTS (Cost $434,584,770)		434,584,977

TOTAL INVESTMENTS (Cost $5,286,425,999) - 96.2%		4,685,024,111

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.8%		184,587,413

TOTAL NET ASSETS - 100.0%		$4,869,611,524

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is geographic area of peril risk.

Percentages are stated as a percent of net assets.

(a)

Foreign issued security. Total foreign securities by country of domicile are $4,250,439,134. Foreign concentration is as follows: Bermuda: 84.4%, Cayman Islands: 1.4%, Ireland: 1.1%, Supranational: 0.3%, and Great Britain 0.1%.

(b)

Variable rate security. Reference rates as of July 31, 2019 are as follows: 3 Month Libor 2.27%, 6 Month Libor 2.21%, T-Bill 3 Month 2.00%, and 3 Month Euribor -0.38%. Actual reference rates may vary based on the reset date of the security.

(c)

Although security is restricted as to resale, the Fund’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2019 was $629,387,933, which represented 12.9% of net assets.

(d)	Security is restricted as to resale.
(e)	Value determined using significant unobservable inputs.
(f)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $3,107,791,552, which represents 63.8% of net assets.
(g)	All or a portion of the security is pledged as collateral for excess mortality swap.
(h)	Zero-coupon bond. The rate shown is the yield to maturity based upon original cost which may differ from current cost due to returns of capital received.
(i)	Non-income producing security.
(j)	Rounds to zero.
(k)	Rate shown is the 7-day effective yield.
(l)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.

Notes to Consolidated Financial Statements

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Stone Ridge Reinsurance Risk Premium Interval Fund (the “Fund”) in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services – Investment Companies.

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. The Fund has early adopted this standard effective October 31, 2018, and the changes are incorporated into the financial statements.

2. Investment Valuation and Fair Value Measurement

The Board of Trustees (the “Board”) has approved procedures pursuant to which the Fund values its investments (the “Valuation Procedures”). The Board has established an Adviser Valuation Committee made up of employees of Stone Ridge Asset Management LLC (the “Adviser”) to which the Board has delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board.

Listed below is a summary of certain of the methods generally used currently to value investments of the Fund under the Valuation Procedures:

With respect to pricing of insurance-linked securities (including participation notes and preference shares) for which at least one designated independent broker provides a price, that price (or, if multiple designated independent brokers provide a price, the average of such prices) will be used to value the security. The Funds typically utilize an independent data delivery vendor to obtain the prices, average them and communicate the resulting value to the Administrator. If no designated independent broker provides a price for the security in question, the Adviser Valuation Committee will generally utilize prices provided by one or more other brokers that the Adviser has approved to value the security. For certain securities, an administrator or third-party manager may regularly provide net asset values that may be used to determine the price at which an investor can subscribe for or redeem an investment in that security, subject to any relevant restrictions on the timing of such subscriptions or redemptions. The Adviser Valuation Committee will generally rely upon such valuations, with any necessary adjustment to reflect relevant corporate actions (e.g. dividends paid but not yet reflected in the reported net asset value).

Short-term debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of 60 days or less, are generally valued at amortized cost which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities in each case having a remaining maturity in excess of 60 days, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in open-end management companies that are registered under the Investment Company Act of 1940 (the “1940 Act”), the value of the shares of such funds is calculated based upon the net asset value (“NAV”) per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Equity securities (other than insurance-linked securities that are valued pursuant to the valuation methods described above) are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Fund’s investments in publicly-traded foreign equity securities generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the New York Stock Exchange (“NYSE”).

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Non-exchange traded derivatives, including over-the-counter (“OTC”) options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

If market quotations are not readily available or available market quotations or other information are deemed to be unreliable by the Adviser Valuation Committee, and if the valuation of the applicable instrument is not covered by the valuation methods described above or if the valuation methods are described above, but such methods are deemed unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate. For purposes of determining the fair value of securities, the Adviser Valuation Committee may generally consider, without limitation: (i) indications or quotes from brokers, insurance companies, reinsurance companies or other third-party sources; (ii) valuations provided by a third-party pricing agent; (iii) internal models that take into consideration different factors determined to be relevant by the Adviser; or (iv) any combination of the above.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund

A substantial portion of the Fund’s investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of the Fund’s shares may change on days when an investor is not able to purchase shares or sell shares in connection with a periodic repurchase offer. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: significant unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

Transfers between levels are recognized at the end of the reporting period. There were transfers between level 2 and 3 during the reporting period. The transfers from level 2 to level 3 occurred because there is no longer observable market data for these securities for the period ended July 31, 2019. The following table summarizes the inputs used to value the Funds’ investments as of July 31, 2019:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Event-Linked Bonds
Global	$—	$211,702,990	$15,487,671	$227,190,661
Japan	—	18,176,598	—	18,176,598
United States	—	277,559,916	11,412,186	288,972,102

Total Event-Linked Bonds	—	507,439,504	26,899,857	534,339,361
Participation Notes	—	—	226,402,531	226,402,531
Preference Shares
Global	—	—	3,246,434,593	3,246,434,593
United States	—	—	73,546,332	73,546,332

Total Preference Shares	—	—	3,319,980,925	3,319,980,925
Private Fund Units(1)	—	—	169,716,317	169,716,317
Limited Liability Partnership	—	—	—	—
Money Market Funds	335,217,103	—	—	335,217,103
U.S. Treasury Bills	—	99,367,874	—	99,367,874

Total Assets	$335,217,103	$606,807,378	$3,742,999,630	$4,685,024,111

Other Financial Instruments*
Unrealized appreciation on swap contracts	$—	$—	$47,222	$47,222

Total	$—	$—	$47,222	$47,222

*	Other financial instruments are derivatives, such as swap contracts. These instruments are reflected at the unrealized appreciation on the instrument.

Below is a reconciliation that details the activity of securities in Level 3 during the period ended July 31, 2019:

	Event- Linked Bonds	Participation Notes	Preference Shares	Private Fund Units	Limited Liability Partnership	Swap Contracts
Beginning Balance - November 1, 2018	$42,353,466	$445,961,733	$4,300,433,629	$300,226,463	$—	$47,222
Acquisitions	—	165,348,936	400,169,782	35,999,218	—	—
Dispositions	(5,310,575)	(378,896,112)	(439,588,439)	(132,114,776)	(66,871)	—
Realized gains/ (losses)	(5,503,310)	(11,599,806)	(82,231,875)	(14,490,386)	—	—
Return of capital	(21,158,469)	(15,821,314)	(499,207,639)	—	—	—
Change in unrealized appreciation/ (depreciation)	8,060,018	21,409,094	(359,594,533)	(19,904,202)	66,871	—
Transfers in/(out) Level 3	8,458,727	—	—	—	—	—

Ending Balance - July 31, 2019	$26,899,857	$226,402,531	$3,319,980,925	$169,716,317	$—	$47,222

As of July 31, 2019, the change in unrealized appreciation (depreciation) on positions still held in the Fund was $887,454 for Event-Linked Bonds, $12,813,960 for Participation Notes, ($390,916,999) for Preference Shares, ($19,525,778) for Private Fund Units, $66,871 for Limited Liability Partnerships, and $47,222 for Swap Contracts.

Unobservable inputs included losses from severe weather events, other natural and non-natural catastrophes and insurance and reinsurance premiums. Significant decreases in premiums or increases in losses related to severe weather or other natural and non-natural catastrophes in isolation would result in a significantly lower fair value measurement. Participation notes, preference shares, and private fund units are monitored daily for significant events that could affect the value of the instruments.

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of July 31, 2019:

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 7/31/19	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE
Event-Linked Bonds	Financial Services	$8,283,488	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$0.0MM-$8.9MM $0.0MM-$8.9MM	$0.8MM $7.3MM

Participation Notes	Financial Services	$133,613,617	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$0.0MM-$19.7MM $0.8MM-$29.8MM	$4.2MM $9.3MM

Preference Shares	Financial Services	$2,788,909,064	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$0.0MM-$128.9MM $0.0MM-$221.3MM	$27.0MM $54.9MM

Private Fund Units	Financial Services	$169,716,317	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$3.3MM-$60.7MM $9.4MM-$26.9MM	$29.7MM $18.8MM

The Level 3 securities listed above were fair valued by the Adviser Valuation Committee. Other Level 3 securities not listed above were fair valued by the Adviser Valuation Committee or priced using an indicative bid and have a value equal to $18,616,369 for Event-Linked Bonds, $92,788,914 for Participation Notes, $531,071,861 for Preference Shares, $0 for Private Fund Units, $0 for Limited Liability Partnership and $47,222 for Swap Contracts.